Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
13. Derivative financial instruments
Total derivatives
Barclays Bank Group	2020			2019
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Total derivative assets/(liabilities) held for trading	42,515,577	302,429	(299,637)	41,778,195	229,459	(228,338)
Total derivative assets/(liabilities) held for risk management	110,028	264	(943)	109,762	182	(602)
Derivative assets/(liabilities)	42,625,605	302,693	(300,580)	41,887,957	229,641	(228,940)

Derivatives held for trading and risk management

The fair values and notional amounts of derivatives held for trading are set out in the following table:

Derivatives held for trading and risk management	2020			2019
Barclays Bank Group	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading
Foreign exchange derivatives
OTC derivatives	5,463,632	84,518	(83,912)	4,910,084	56,535	(56,793)
Derivatives cleared by central counterparty	78,946	335	(335)	74,136	84	(145)
Exchange traded derivatives	14,034	3	(3)	18,520	12	(31)
Foreign exchange derivatives	5,556,612	84,856	(84,250)	5,002,740	56,631	(56,969)
Interest rate derivatives
OTC derivatives	13,551,506	171,244	(161,223)	12,631,723	140,553	(133,408)
Derivatives cleared by central counterparty	18,330,003	965	(795)	17,088,755	862	(859)
Exchange traded derivatives	2,971,966	371	(360)	5,041,948	1,251	(1,265)
Interest rate derivatives	34,853,475	172,580	(162,378)	34,762,426	142,666	(135,532)
Credit derivatives
OTC derivatives	384,900	3,674	(3,909)	399,386	5,253	(5,399)
Derivatives cleared by central counterparty	462,945	931	(1,095)	426,130	2,962	(2,687)
Credit derivatives	847,845	4,605	(5,004)	825,516	8,215	(8,086)
Equity and stock index derivatives
OTC derivatives	213,078	18,803	(26,091)	232,050	10,628	(15,785)
Exchange traded derivatives	927,114	20,165	(20,521)	841,994	10,178	(10,849)
Equity and stock index derivatives	1,140,192	38,968	(46,612)	1,074,044	20,806	(26,634)
Commodity derivatives
OTC derivatives	4,244	89	(110)	7,327	303	(256)
Exchange traded derivatives	113,209	1,331	(1,283)	106,142	838	(861)
Commodity derivatives	117,453	1,420	(1,393)	113,469	1,141	(1,117)
Derivative assets/(liabilities) held for trading	42,515,577	302,429	(299,637)	41,778,195	229,459	(228,338)

Total OTC derivatives	19,617,360	278,328	(275,245)	18,180,570	213,272	(211,641)
Total derivatives cleared by central counterparty	18,871,894	2,231	(2,225)	17,589,021	3,908	(3,691)
Total exchange traded derivatives	4,026,323	21,870	(22,167)	6,008,604	12,279	(13,006)
Derivative assets/(liabilities) held for trading	42,515,577	302,429	(299,637)	41,778,195	229,459	(228,338)

Derivatives held for risk management
Derivatives designated as cash flow hedges
Currency Swaps	1,000	67	-	-	-	-
Interest rate swaps	1,819	49	-	2,085	28	(1)
Interest rate derivatives cleared by central counterparty	43,499	-	-	43,594	-	-
Derivatives designated as cash flow hedges	46,318	116	-	45,679	28	(1)
Derivatives designated as fair value hedges
Interest rate swaps	7,986	123	(943)	7,619	124	(601)
Forward foreign exchange	-	-	-	-	-	-
Interest rate derivatives cleared by central counterparty	54,933	-	-	55,319	-	-
Derivatives designated as fair value hedges	62,919	123	(943)	62,938	124	(601)
Derivatives designated as hedges of net investments
Forward foreign exchange	791	25	-	1,145	30	-
Derivatives designated as hedges of net investments	791	25	-	1,145	30	-
Derivative assets/(liabilities) held for risk management	110,028	264	(943)	109,762	182	(602)

Total OTC derivatives	11,596	264	(943)	10,849	182	(602)
Total derivatives cleared by central counterparty	98,432	-	-	98,913	-	-
Derivative assets/(liabilities) held for risk management	110,028	264	(943)	109,762	182	(602)

Significant hedge accounting exposures impacted by the IBOR reform

The following table summarises the significant hedge accounting exposures impacted by the IBOR reform as at 31 December 2020:

Barclays Bank Group		Nominal amount of hedged items directly impacted by IBOR reform	Nominal amount of hedging instruments directly impacted by IBOR reform
Current benchmark rate	Expected convergence to RFR	£m	£m
GBP London Interbank Offered rate (LIBOR)	Reformed Sterling Overnight Index Average (SONIA)	20,796	20,621
USD LIBOR	Secured Overnight Financing Rate (SOFR)	23,618	22,151
Euro Overnight Index Average (EONIA)	Euro Short-Term Rate (€STR)	1,912	1,912
JPY LIBOR	Tokyo Overnight Average (TONA)	1,404	1,404
CHF LIBOR	Swiss Average Rate Overnight (SARON)	145	145
All Other IBORs	Various Other RFRs	111	111
Total IBOR Notionals		47,986	46,344

Hedged items in fair value hedge accounting relationships and Hedged items in cash flow hedge accounting and hedges of net investments in foreign operations
Hedged items in fair value hedges
Barclays Bank Group		Accumulated fair value adjustment included in carrying amount
	Carrying amount	Total	Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	Change in fair value used as a basis to determine ineffectiveness	Hedge ineffectiveness recognised in the income statement[a]
Hedged item statement of financial position classification and risk category	£m	£m	£m	£m	£m
2020
Assets
Loans and advances at amortised cost
- Interest rate risk	835	99	2	55	-
- Inflation risk	545	345	-	25	3
Debt securities classified as amortised cost
- Interest rate risk	1,440	23	-	17	(7)
- Inflation risk	4,071	(43)	-	453	3
Financial assets at fair value through other comprehensive income
- Interest rate risk	27,959	964	322	864	(33)
- Inflation risk	7,782	319	(9)	249	(9)
Total Assets	42,632	1,707	315	1,663	(43)
Liabilities
Debt securities in issue
- Interest rate risk	(26,978)	(1,477)	(414)	(797)	(6)
Total Liabilities	(26,978)	(1,477)	(414)	(797)	(6)
Total Hedged Items	15,654	230	(99)	866	(49)

2019
Assets
Loans and advances at amortised cost
- Interest rate risk	1,083	91	24	36	(1)
- Inflation risk	525	325	-	3	-
Debt securities classified as amortised cost
- Interest rate risk	600	-	-	-	-
- Inflation risk	2,258	(41)	-	(41)	1
Financial assets at fair value through other comprehensive income
- Interest rate risk	21,243	734	467	1,699	(15)
- Inflation risk	7,146	94	-	118	(13)
Total Assets	32,855	1,203	491	1,815	(28)
Liabilities
Debt securities in issue
- Interest rate risk	(32,304)	(782)	(460)	(938)	27
Total Liabilities	(32,304)	(782)	(460)	(938)	27
Total Hedged Items	551	421	31	877	(1)

Note

a Hedge ineffectiveness is recognised in net interest income.

Hedged items in cash flow hedges and hedges of net investments in foreign operations
Barclays Bank Group
	Change in value of hedged item used as the basis for recognising ineffectiveness	Balance in cash flow hedging reserve for continuing hedges	Balance in currency translation reserve for continuing hedges	Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	Balances remaining in currency translation reserve for which hedge accounting is no longer applied	Hedging gains or losses recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement[a]
Description of hedge relationship and hedged risk	£m	£m	£m	£m	£m	£m	£m
2020
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	(1,260)	(758)	-	(780)	-	(1,260)	40
Foreign exchange risk
Loans and advances at amortised cost	(70)	(15)	-	-	-	(70)	-
Inflation risk
Debt securities classified at amortised cost	(41)	(65)	-	-	-	(41)	1
Total cash flow hedges	(1,371)	(838)	-	(780)	-	(1,371)	41
Hedge of net investment in foreign operations
USD foreign operations	(83)	-	1,097	-	-	(83)	-
EUR foreign operations	(2)	-	16	-	-	(2)	-
Other foreign operations	(9)	-	55	-	162	(9)	-
Total foreign operations	(94)	-	1,168	-	162	(94)	-

2019
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	(826)	(142)	-	(366)	-	(802)	(10)
Inflation risk
Debt securities classified as amortised cost	(28)	(26)	-	-	-	(26)	3
Total cash flow hedges	(854)	(168)	-	(366)	-	(828)	(7)
Hedge of net investment in foreign operations
USD foreign operations	209	-	1,092	-	-	209	-
EUR foreign operations	70	-	(1)	-	15	70	-
Other foreign operations	3	-	1	-	217	3	-
Total foreign operations	282	-	1,092	-	232	282	-

Note

a Hedge ineffectiveness is recognised in net interest income.

Hedging instruments which are carried on the Barclays Bank Group's balance sheet

Amount, timing and uncertainty of future cash flows

The following table shows the fair value hedging instruments which are carried on the Barclays Bank Group’s balance sheet:

Barclays Bank Group		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness	Nominal amount directly impacted by IBOR reform
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m	£m
As at 31 December 2020
Fair value	Interest rate risk	117	(164)	-	55,093	(185)	17,697
	Inflation risk	6	(779)	-	7,826	(730)	1,487
	Total	123	(943)	-	62,919	(915)	19,184

As at 31 December 2019
Fair value	Interest rate risk	111	(104)	-	55,691	(786)	33,805
	Inflation risk	13	(497)	-	7,247	(92)	5,345
	Total	124	(601)	-	62,938	(878)	39,150

The following table shows the cash flow and net investment hedging instruments which are carried on the Barclays Bank Group’s balance sheet:

Barclays Bank Group		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness	Nominal amount directly impacted by IBOR reform
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m	£m
As at 31 December 2020
Cash flow	Interest rate risk	47	-	-	42,520	1,300	27,160
	Foreign exchange risk	67	-	-	1,000	70	-
	Inflation risk	2	-	-	2,798	42	-
	Total	116	-	-	46,318	1,412	27,160
Net investment	Foreign exchange risk	25	-	(4,832)	5,623	94	-

As at 31 December 2019
Cash flow	Interest rate risk	24	(1)	-	44,421	816	26,896
	Inflation risk	4	-	-	1,258	31	-
	Total	28	(1)	-	45,679	847	26,896
Net investment	Foreign exchange risk	30	-	(8,076)	9,221	(282)	-

The Expected notional values of current hedging instruments in future years
The following table profiles the expected notional values of current hedging instruments for fair value hedging in future years:
	2020	2021	2022	2023	2024	2025	2026 and later
As at 31 December 2020	£m	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Fair value hedges of:
Interest rate risk (outstanding notional amount)	55,093	51,499	44,596	37,615	30,174	26,054	23,859
Inflation risk (outstanding notional amount)	7,826	7,020	6,368	5,524	4,525	3,536	2,910

For Barclays Bank Group, there are 586 (2019: 876) interest rate risk fair value hedges with an average fixed rate of 1.2% (2019: 1.6%) across the relationships and 70 (2019: 82) inflation risk fair value hedges with an average rate of 0.52% (2019: 0.8%) across the relationships.

Effect on the income statement and OCI of recycling amounts in respect of Cash flow hedges and Net investment hedges of foreign operations
The effect on the income statement and other comprehensive income of recycling amounts in respect of cash flow hedges and net investment hedges of foreign operations is set out in the following table:

Barclays Bank Group	2020		2019
	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur
Description of hedge relationship and hedged risk	£m	£m	£m	£m
Cash flow hedge of interest rate risk
Recycled to net interest income	239	37	105	36
Cash flow hedge of foreign exchange risk
Recycled to net interest income	55	–	–	–
Hedge of net investment in foreign operations
Recycled to other income	–	(4)	–	(15)